Additional Information-Parent Company Only Condensed Financial Information statement of comprehensive income (loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating expenses:
General and administrative expenses	¥ 260,208	$ 37,727	¥ 252,214	¥ 183,987
(Loss)/income from operations	(102,805)	(14,906)	(32,570)	(56,694)
Net earnings/(loss) attributable to So-Young International Inc.	(65,554)		(8,371)	5,807
Net income/(loss) attributable to So-Young International Inc.	(65,554)	(9,504)	(8,371)	5,807
Other comprehensive income/(loss):
Foreign currency translation adjustment	(87,998)	(12,759)	31,399	144,225
Parent company
Operating expenses:
General and administrative expenses	(9,659)	(1,400)	(9,556)	(7,574)
(Loss)/income from operations	(9,659)	(1,400)	(9,556)	(7,574)
Share of profit/(loss) of subsidiaries and VIE	(55,104)	(7,989)	(1,412)	763
Income from non-operations	(791)	(115)	2,597	12,618
Net income/(loss) attributable to So-Young International Inc.	(65,554)	(9,504)	(8,371)	5,807
Other comprehensive income/(loss):
Foreign currency translation adjustment	87,998	12,759	(31,399)	(144,225)
Comprehensive (loss)/income attributable to ordinary shareholders of the Company	¥ 22,444	$ 3,255	¥ (39,770)	¥ (138,418)